UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

31 West 52nd Street, 18th Floor, New York, NY 10019
(Address of principal executive offices)	(Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc., 399 Park Avenue, 32nd Floor, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_646-650-3914

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 50.4%
BANKS — 11.8%
Australia & New Zealand Banking Group
0.18%, 8/13/13 (A)(B)	$25,000,000	$24,998,500
0.16%, 8/28/13 (A)(B)	25,000,000	24,997,094
0.15%, 9/10/13 (A)(B)	25,000,000	24,995,833
Bank of Nova Scotia
0.08%, 8/2/13 (A)	40,000,000	39,999,911
0.14%, 8/29/13 (A)	38,500,000	38,495,808
Caisse Centrale Desjardins du Quebec
0.18%, 8/26/13 (A)(B)	15,000,000	14,998,125
0.23%, 9/13/13 (A)(B)	25,000,000	24,993,132
0.18%, 10/1/13 (A)(B)	25,000,000	24,992,375
0.18%, 10/15/13 (A)(B)	25,000,000	24,990,625
Commonwealth Bank of Australia
0.16%, 9/3/13 (A)(B)	25,000,000	24,997,938
0.17%, 9/16/13 (A)(B)	25,000,000	24,994,729
0.20%, 12/5/13 (A)(B)	25,000,000	24,982,500
		318,436,570
DOMESTIC/FOREIGN BANK SUPPORTED — 3.7%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.13%, 9/24/13 (A)(B)	25,000,000	24,995,125
0.15%, 10/16/13 (A)(B)	25,000,000	24,992,083
0.15%, 10/25/13 (A)(B)	25,000,000	24,991,146
0.16%, 12/3/13 (A)(B)	24,000,000	23,986,773
		98,965,127
INDUSTRIAL & OTHER COMMERCIAL PAPER — 34.9%
Board of Trustees of The Leland Stanford Junior University
0.09%, 8/20/13 (A)	28,706,000	28,704,636
0.09%, 8/26/13 (A)	14,000,000	13,999,125
Colgate-Palmolive
0.04%, 8/30/13 (A)(B)	25,000,000	24,999,194
Dean Health Systems
0.16%, 8/6/13 (A)	33,000,000	32,999,267
General Electric Capital
0.13%, 10/17/13 (A)	25,000,000	24,993,049
0.15%, 11/21/13 (A)	24,000,000	23,988,800
General Electric Capital Corp.
0.18%, 9/17/13 (A)	27,000,000	26,993,655
Merck
0.10%, 8/19/13 (A)(B)	25,000,000	24,998,750
0.12%, 9/19/13 (A)(B)	25,000,000	24,995,917
National Australia Funding Delaware
0.16%, 8/21/13 (A)(B)	25,000,000	24,997,847
0.15%, 10/23/13 (A)(B)	25,000,000	24,991,642
Old Line Funding
0.21%, 8/9/13 (A)(B)	25,000,000	24,998,833
President and Fellows of Harvard College
0.12%, 9/12/13 (A)	29,000,000	28,995,940
Princeton University
0.08%, 8/15/13	23,000,000	23,000,000
Procter & Gamble
0.09%, 8/8/13 (A)(B)	25,000,000	24,999,563
0.10%, 8/26/13 (A)(B)	25,000,000	24,998,264
0.09%, 9/5/13 (A)(B)	25,000,000	24,997,813
0.09%, 9/18/13 (A)(B)	24,000,000	23,997,120
Province of British Columbia Canada
0.09%, 9/9/13 (A)	25,155,000	25,152,547
0.13%, 1/23/14 (A)	45,000,000	44,971,562
Province of Ontario Canada
0.12%, 8/27/13 (A)	22,085,000	22,083,086
0.11%, 10/10/13 (A)	13,000,000	12,997,219
Province of Quebec Canada
0.15%, 8/20/13 (A)(B)	24,000,000	23,998,100
PSP Capital
0.11%, 8/16/13 (A)(B)	24,000,000	23,998,900
0.13%, 8/21/13 (A)(B)	19,000,000	18,998,628
0.11%, 9/18/13 (A)(B)	31,000,000	30,995,453
0.13%, 10/15/13 (A)(B)	25,000,000	24,993,229
Trinity Health
0.12%, 8/19/13 (A)	30,429,000	30,427,174
0.13%, 8/20/13 (A)	26,000,000	25,998,216
0.14%, 9/16/13 (A)	25,571,000	25,566,426
University of California
0.08%, 8/15/13 (A)	20,000,000	19,999,378
0.14%, 9/17/13 (A)	28,000,000	27,994,882
0.15%, 9/23/13 (A)	16,000,000	15,996,467
University of Texas System
0.09%, 9/3/13	14,800,000	14,800,000
0.11%, 9/10/13	15,700,000	15,700,000
Yale University
0.18%, 8/14/13 (A)	8,895,000	8,894,422
0.15%, 8/22/13 (A)	25,000,000	24,997,813
0.15%, 9/5/13 (A)	17,000,000	16,997,521
0.14%, 9/9/13 (A)	32,000,000	31,995,147
		940,205,585
TOTAL COMMERCIAL PAPER		1,357,607,282
MUNICIPAL OBLIGATIONS — 32.1%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/1/13 (C)(D)	1,900,000	1,900,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.05%, 8/1/13 (D)	9,000,000	9,000,000
Board of Trustees of Michigan State University, TECP
0.09%, 8/2/13	8,220,000	8,220,000
0.13%, 9/11/13	3,000,000	3,000,000
0.11%, 9/11/13	19,055,000	19,055,000
0.12%, 10/1/13	5,000,000	5,000,000
0.14%, 10/7/13	28,000,000	28,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.04%, 8/1/13 (D)	3,500,000	3,500,000
California State, EFA, Stanford University Project, Ser L, RB
0.04%, 8/7/13 (D)	2,955,000	2,955,000
California State, EFA, TECP
0.07%, 8/16/13	34,395,000	34,395,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/7/13 (D)	38,000,000	38,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.03%, 8/7/13 (C)(D)	$3,200,000	$3,200,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/7/13 (D)	100,000	100,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.03%, 8/1/13 (D)	18,240,000	18,240,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 8/1/13 (D)	2,970,000	2,970,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 8/1/13 (D)	2,800,000	2,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/1/13 (D)	11,500,000	11,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/1/13 (D)	7,800,000	7,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/1/13 (D)	26,200,000	26,200,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 8/1/13 (D)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/1/13 (C)(D)	3,030,000	3,030,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.12%, 8/1/13 (D)	14,000,000	14,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 8/1/13 (D)	3,000,000	3,000,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.05%, 8/1/13 (D)	2,900,000	2,900,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.03%, 8/1/13 (D)	10,950,000	10,950,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (D)	51,205,000	51,205,000
Dallas Area Rapid Transit Authority, TECP
0.16%, 10/16/13	5,000,000	5,000,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/7/13 (D)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 8/1/13 (D)	3,350,000	3,350,000
Harris County, IDC, Exxon Project, AMT, RB
0.05%, 8/1/13 (D)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.06%, 8/7/13 (C)(D)	5,145,000	5,145,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 8/2/13 (D)	6,000,000	6,000,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.05%, 8/7/13 (D)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.04%, 8/7/13 (D)	1,250,000	1,250,000
Johns Hopkins University, TECP
0.08%, 8/20/13	7,455,000	7,455,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.19%, 8/1/13 (D)	1,749,000	1,749,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.04%, 8/1/13 (D)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.04%, 8/1/13 (D)	8,700,000	8,700,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.04%, 8/1/13 (D)	46,000,000	46,000,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.05%, 8/1/13 (D)	15,000,000	15,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP
0.06%, 8/1/13	40,000,000	40,000,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/7/13 (C)(D)	800,000	800,000
Michigan State, Hospital Financing Authority, TECP
0.09%, 8/1/13	10,000,000	10,000,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.18%, 8/1/13 (D)	17,000,000	17,000,000
Missouri State, HEFA, Health Care Project, Ser E, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (D)	10,100,000	10,100,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (D)	$3,000,000	$3,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/1/13 (D)	790,000	790,000
New York City, Water & Sewer System, Ser B-3, RB
0.04%, 8/1/13 (D)	17,450,000	17,450,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/7/13 (D)	2,400,000	2,400,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.05%, 8/1/13 (D)	46,800,000	46,800,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.05%, 8/1/13 (D)	15,760,000	15,760,000
New York City, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.04%, 8/1/13 (D)	10,000,000	10,000,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 8/7/13 (D)	12,000,000	12,000,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (C)(D)	2,000,000	2,000,000
New York State, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.05%, 8/7/13 (C)(D)	2,800,000	2,800,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.04%, 8/7/13 (D)	2,620,000	2,620,000
New York State, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (C)(D)	2,600,000	2,600,000
Norfolk Virginia, IDA, TECP
0.13%, 9/18/13	8,500,000	8,500,000
Port Authority of New York and New Jersey, TECP
0.16%, 9/5/13	3,100,000	3,100,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 8/7/13 (D)	16,000,000	16,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 8/7/13 (D)	12,600,000	12,600,000
Texas State, Veterans Housing Project, GO, (LIQ: JPMorgan Chase Bank, N.A.)
0.12%, 8/7/13 (D)	10,800,000	10,800,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.03%, 8/1/13 (D)	3,300,000	3,300,000
University of California, Ser Z-1, RB
0.13%, 8/1/13 (D)	10,000,000	10,000,000
University of California, Ser Z-2, RB
0.13%, 8/1/13 (D)	9,000,000	9,000,000
University of Texas Permanent University Funding System, TECP
0.10%, 8/20/13	24,000,000	24,000,000
0.12%, 9/10/13	8,500,000	8,500,000
0.12%, 10/2/13	16,000,000	16,000,000
0.12%, 10/3/13	23,000,000	23,000,000
0.14%, 1/3/14	17,000,000	17,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (D)	20,000,000	20,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank N.A.)
0.12%, 8/7/13 (D)	6,400,000	6,400,000
Wisconsin State, TECP
0.15%, 9/4/13	39,200,000	39,200,000
TOTAL MUNICIPAL OBLIGATIONS		864,389,000
CERTIFICATES OF DEPOSIT — 8.9%
Australia & New Zealand Banking Group, NY
0.17%, 1/27/14	15,000,000	15,000,000
Bank of Montreal, IL
0.17%, 8/15/13	25,000,000	25,000,000
0.16%, 8/16/13	25,000,000	25,000,000
0.16%, 9/6/13	25,000,000	25,000,000
Canadian Imperial Bank of Commerce NY
0.06%, 8/2/13	25,000,000	25,000,000
Commonwealth Bank of Australia, NY
0.23%, 12/27/13	25,000,000	25,000,000
National Australia Bank
0.14%, 8/23/13	25,000,000	25,000,000
0.16%, 9/20/13	25,000,000	25,000,000
Westpac Banking Corp.
0.16%, 8/12/13	25,000,000	25,000,000
0.17%, 9/3/13	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		240,000,000
CORPORATE OBLIGATIONS — 7.7%
BANKS — 4.5%
Bank of New York Mellon MTN
5.13%, 8/27/13	4,000,000	4,013,699
1.50%, 1/31/14	1,600,000	1,609,895
4.30%, 5/15/14	9,500,000	9,801,613
Bank of Nova Scotia
2.38%, 12/17/13	9,625,000	9,701,944
Caisse Centrale Desjardins du Quebec
1.70%, 9/16/13	10,000,000	10,018,053

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Inter-American Development Bank
0.10%, 8/15/13	$48,000,000	$48,000,842
Wachovia MTN
5.70%, 8/1/13	8,000,000	8,000,000
Westpac Banking
1.85%, 12/9/13	29,625,000	29,794,813
		120,940,859
DOMESTIC/FOREIGN BANK SUPPORTED — 2.3%
Academy of the New Church (LOC: Wells Fargo Bank, N.A.)
0.19%, 2/1/25 (E)	21,130,000	21,130,000
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.19%, 2/2/43 (E)	38,500,000	38,500,000
Lauren Co. LLC, Ser 2003 (LOC: Wells Fargo Bank, N.A.)
0.24%, 7/1/33 (B)(E)	200,000	200,000
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.19%, 12/1/24 (E)	1,300,000	1,300,000
		61,130,000
INDUSTRIALS — 0.9%
Wyeth
5.50%, 2/1/14	8,424,000	8,645,061
Merck & Co.
5.30%, 12/1/13	15,708,000	15,970,149
		24,615,210
TOTAL CORPORATE OBLIGATIONS		206,686,069
REPURCHASE AGREEMENTS — 2.0%
Counterparty: Bank of Montreal
0.05% dated 7/31/13, due 8/1/13
in the amount of $2,978,004, fully collateralized by a $3,085,500 U.S. Treasury Note, coupon 0.63%, maturity 8/31/17, value $3,037,593	2,978,000	2,978,000
Counterparty: Bank of Nova Scotia
0.08% dated 7/31/13, due 8/1/13
in the amount of $48,000,107, fully collateralized by a $46,968,000 U.S. Treasury Note, coupon 2.13%, maturity 12/31/15, value $48,960,152	48,000,000	48,000,000
Counterparty: RBC Capital Markets
0.04% dated 7/31/13, due 8/1/13
in the amount of $1,000,001, fully collateralized by a $1,020,200 U.S. Treasury Bill, coupon 0.00%, maturity 11/7/13, value $1,020,087	1,000,000	1,000,000
TOTAL REPURCHASE AGREEMENTS		51,978,000

TOTAL INVESTMENTS
(Cost $2,720,660,351)†— 101.1%		2,720,660,351
OTHER ASSETS AND LIABILITIES, NET — (1.1)%		(28,342,344)
NET ASSETS — 100.0%		$2,692,318,007

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to $711,065,231 or 26.41% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.
(E)	Variable rate security. The rate shown is the current rate on July 31, 2013. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax
DFA — Developmental Finance Authority
EFA — Educational Facilities Authority
GO — General Obligation
GTY — Guarantee
HDA — Housing Development Authority
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Agency
IDA — Industrial Development Authority
IDB — Industrial Development Board
IDC — Industrial Development Corp.
LIQ — Liquidity Agreement
LLC — Limited Liability Company
LOC — Letter of Credit
MFA — Municipal Finance Authority
MFH — Multi-Family Housing
MTN — Medium Term Note
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
SLA — Student Loan Authority
TECP — Tax Exempt Commercial Paper

As of July 31, 2013, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.9%
FANNIE MAE — 3.4%
1.00%, 9/23/13 (A)	$10,000,000	$10,013,147
1.25%, 2/27/14 (A)	25,000,000	25,160,584
		35,173,731
FANNIE MAE, DISCOUNT NOTE — 14.5%
0.07%, 8/15/13 (A)(B)	15,000,000	14,999,592
0.06%, 10/10/13 (A)(B)	30,000,000	29,996,500
0.04%, 10/16/13 (A)(B)	55,000,000	54,994,828
0.08%, 11/1/13 (A)(B)	40,000,000	39,991,822
0.08%, 1/22/14 (A)(B)	9,000,000	8,996,520
		148,979,262
FEDERAL FARM CREDIT BANK — 1.0%
0.26%, 3/4/14	9,900,000	9,906,307

FEDERAL HOME LOAN BANK — 10.8%
0.25%, 9/6/13	37,500,000	37,506,656
4.50%, 9/16/13	6,150,000	6,183,736
0.10%, 11/1/13	25,000,000	24,998,574
0.38%, 11/27/13	32,500,000	32,529,988
0.88%, 12/27/13	10,000,000	10,030,773
		111,249,727
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 13.4%
0.06%, 8/7/13 (B)	25,000,000	24,999,750
0.07%, 8/16/13 (B)	55,000,000	54,998,448
0.07%, 9/18/13 (B)	13,000,000	12,998,873
0.09%, 9/20/13 (B)	20,000,000	19,997,500
0.04%, 9/25/13 (B)	25,000,000	24,998,663
		137,993,234
FREDDIE MAC — 7.5%
4.13%, 9/27/13 (A)	49,000,000	49,305,755
0.38%, 11/27/13 (A)	5,000,000	5,004,449
0.63%, 12/23/13 (A)	22,500,000	22,546,616
		76,856,820
FREDDIE MAC, DISCOUNT NOTE — 7.3%
0.06%, 8/19/13 (A)(B)	50,000,000	49,998,500
0.06%, 8/28/13 (A)(B)	25,000,000	24,998,969
		74,997,469
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		595,156,550

U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Bill
0.01%, 10/31/13	10,000,000	9,999,242
TOTAL U.S. TREASURY OBLIGATION		9,999,242
REPURCHASE AGREEMENTS — 41.5%
Counterparty: Bank of Montreal
0.05% dated 7/31/13, due 8/1/13
in the amount of $135,921,189, fully collateralized by various U.S. Treasury Obligations, par value $700 - $8,483,000, coupon range 0.00% - 10.63%, maturity range 8/15/13 - 5/15/43, value $138,639,459	135,921,000	135,921,000
Counterparty: Bank of Nova Scotia
0.08% dated 7/31/13, due 8/1/13
in the amount of $250,000,556, fully collateralized by a $236,955,200 U.S. Treasury Note, coupon 4.00%, maturity 2/15/15, value $255,000,652	250,000,000	250,000,000
Counterparty: RBC Capital Markets
0.04% dated 7/31/13, due 8/1/13
in the amount of $40,000,044, fully collateralized by a $37,933,100 U.S. Treasury Note, coupon 2.75%, maturity 2/15/19 value $40,800,065	40,000,000	40,000,000
TOTAL REPURCHASE AGREEMENTS		425,921,000

TOTAL INVESTMENTS
(Cost $1,031,076,792)†— 100.4%		1,031,076,792
OTHER ASSETS AND LIABILITIES, NET — (0.4)%		(4,022,605)
NET ASSETS — 100.0%		$1,027,054,187

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

As of July 31, 2013, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 95.6%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.31%, 8/1/13 (A)	$4,650,000	$4,650,000

ARIZONA — 1.4%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 8/1/13 (A)	12,870,000	12,870,000

CALIFORNIA — 5.0%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.04%, 8/1/13 (A)	2,700,000	2,700,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.05%, 8/7/13 (A)	985,000	985,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.03%, 8/7/13 (A)(B)	2,030,000	2,030,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/1/13 (A)	240,000	240,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.04%, 8/1/13 (A)	2,000,000	2,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.05%, 8/1/13 (A)	8,000,000	8,000,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/7/13 (A)	7,100,000	7,100,000
Santa Clara County, TECP
0.10%, 8/15/13	21,645,000	21,645,000
		44,700,000
COLORADO — 0.4%
Boulder County, Housing Authority, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.16%, 8/1/13 (A)	975,000	975,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.11%, 8/1/13 (A)	1,900,000	1,900,000
Colorado State, Housing & Finance Authority, Warneke Paper Box Co. Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 8/1/13 (A)	300,000	300,000
		3,175,000

CONNECTICUT — 1.7%
Connecticut State, HEFA, TECP
0.07%, 9/12/13	6,490,000	6,490,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.05%, 8/1/13 (A)	8,690,000	8,690,000
		15,180,000
FLORIDA — 1.0%
Alachua County, Housing Finance Authority, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 8/7/13 (A)(B)	6,810,000	6,810,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.09%, 8/7/13 (A)(B)	2,200,000	2,200,000
		9,010,000
GEORGIA — 4.9%
Douglas County, Development Authority, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 8/1/13 (A)	3,950,000	3,950,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.06%, 8/1/13 (A)	20,000,000	20,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP, (LOC: BNY Mellon)
0.06%, 8/1/13	7,000,000	7,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.05%, 8/7/13 (A)	12,500,000	12,500,000
		43,450,000
IDAHO — 1.0%
Idaho State, TRAN
2.00%, 6/30/14	9,000,000	9,148,286

ILLINOIS — 8.0%
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.12%, 8/1/13 (A)	2,000,000	2,000,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.12%, 8/1/13 (A)	5,100,000	5,100,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.05%, 8/7/13 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP
0.18%, 9/12/13	12,575,000	12,575,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.05%, 8/1/13 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.06%, 8/1/13 (A)	3,700,000	3,700,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.05%, 8/1/13 (A)	$13,345,000	$13,345,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.05%, 8/1/13 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.06%, 8/1/13 (A)	3,600,000	3,600,000
Illinois State, Finance Authority, Sub-Ser, RB
0.05%, 8/7/13 (A)	12,800,000	12,800,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 8/1/13 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 8/7/13 (A)	3,630,000	3,630,000
		71,850,000
INDIANA — 1.1%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.21%, 8/1/13 (A)	325,000	325,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.05%, 8/1/13 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.04%, 8/7/13 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/7/13 (A)	3,000,000	3,000,000
		10,025,000
IOWA — 1.3%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 8/1/13 (A)	6,950,000	6,950,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 8/1/13 (A)	830,000	830,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/1/13 (A)	4,280,000	4,280,000
		12,060,000
KENTUCKY — 1.3%
City of Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.06%, 8/2/13 (A)	2,930,000	2,930,000
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 8/14/13 (A)	8,500,000	8,500,000
		11,430,000
MARYLAND — 0.4%
John Hopkins University, TECP
0.11%, 11/7/13	3,200,000	3,200,000

MASSACHUSETTS — 1.5%
Massachusetts State, HEFA, TECP
0.05%, 8/2/13	6,800,000	6,800,000
0.04%, 8/15/13	6,800,000	6,800,000
		13,600,000
MICHIGAN — 10.7%
Board of Trustees of Michigan State University, TECP
0.09%, 8/2/13	10,000,000	10,000,000
0.12%, 10/1/13	21,600,000	21,600,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.08%, 8/1/13 (A)	8,040,000	8,040,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/7/13 (A)(B)	12,500,000	12,500,000
Michigan State, HFA, TECP
0.09%, 8/5/13	24,000,000	24,000,000
Michigan State, Hospital Financing Authority, TECP
0.09%, 8/1/13	10,000,000	10,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank N.A.)
0.12%, 8/7/13 (A)	9,600,000	9,600,000
		95,740,000
MINNESOTA — 4.7%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.06%, 8/1/13 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.06%, 8/1/13 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 8/1/13 (A)	23,985,000	23,985,000
		41,935,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MISSOURI — 6.3%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.05%, 8/7/13 (A)	$7,000,000	$7,000,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (A)	13,650,000	13,650,000
Missouri State, HEFA, TECP
0.11%, 10/2/13	20,000,000	20,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.04%, 8/7/13 (A)	16,000,000	16,000,000
		56,650,000
NEVADA — 0.7%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 8/7/13 (A)	6,000,000	6,000,000

NEW MEXICO — 2.7%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/1/13 (A)	16,000,000	16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/1/13 (A)	8,400,000	8,400,000
		24,400,000
NEW YORK — 8.6%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 8/7/13 (A)	8,400,000	8,400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/2/13 (A)	5,000,000	5,000,000
New York City, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (A)(B)	2,500,000	2,500,000
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-2, RB, (LIQ: CALSTRS/State Street Bank & Trust Co.)
0.03%, 8/1/13 (A)	3,000,000	3,000,000
New York City, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.04%, 8/1/13 (A)	19,000,000	19,000,000
New York, Liberty Development, World Trade Center Project, RB
0.23%, 3/19/14 (A)	6,000,000	6,000,000
New York State, Dormitory Authority, TECP
0.15%, 9/12/13	2,500,000	2,500,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 8/7/13 (A)	2,000,000	2,000,000
New York State, HFA, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 8/7/13 (A)	2,000,000	2,000,000
New York State, HFA, Ser A-2, RB
0.03%, 8/7/13 (A)	4,800,000	4,800,000
New York State, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 8/7/13 (A)	8,000,000	8,000,000
New York State, Power Authority, GO, (LIQ: Bank of Nova Scotia)
0.17%, 9/1/13 (A)	3,000,000	3,000,000
Port Authority of New York and New Jersey, TECP
0.16%, 9/5/13	11,000,000	11,000,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.05%, 8/1/13 (A)	100,000	100,000
		77,300,000
OHIO — 4.2%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (A)	20,500,000	20,500,000
Franklin County, Health Care, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (A)	7,000,000	7,000,000
Parma, Hospital Improvement, Parma Community General Hospital Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (A)	10,450,000	10,450,000
		37,950,000
OREGON — 1.1%
State of Oregon, Ser A, RB
1.50%, 7/31/14	10,000,000	10,129,500

PENNSYLVANIA — 2.2%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	14,000,000	14,000,000
Philadelphia, Authority for Industrial Development, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (A)	5,325,000	5,325,000
		19,325,000
RHODE ISLAND — 0.1%
Rhode Island, Industrial Facilities Corp., RB
0.05%, 8/1/13 (A)	900,000	900,000

TEXAS — 11.1%
Dallas Area Rapid Transit Authority, TECP
0.12%, 9/4/13	10,000,000	10,000,000
0.16%, 10/16/13	5,000,000	5,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 8/1/13 (A) (C)	13,000,000	13,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 8/1/13 (A)	$10,000,000	$10,000,000
Harris County, Cultural Education Facilities Finance Corp., Hermann Health Project, Ser D-3, RB, (LOC: Northern Trust Company)
0.05%, 8/1/13 (A)	5,000,000	5,000,000
Harris County, IDC, AMT, RB
0.04%, 8/1/13 (A)	12,500,000	12,500,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.05%, 8/1/13 (A)	3,900,000	3,900,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.04%, 8/1/13 (A)	9,870,000	9,870,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, Ser B, AMT, RB
0.05%, 8/1/13 (A)	9,000,000	9,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.05%, 8/7/13 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 8/7/13 (A)	4,000,000	4,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.07%, 8/1/13 (A)(B)	5,800,000	5,800,000
University of Texas System, Ser B, RB
0.04%, 8/1/13 (A)	2,775,000	2,775,000
University of Texas, Permanent University Funding System, Ser A, RB
0.04%, 8/1/13 (A)	4,900,000	4,900,000
		98,745,000
UTAH — 1.5%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/1/13 (A)	4,260,000	4,260,000
Utah State, Housing, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.08%, 8/1/13 (A)	9,225,000	9,225,000
		13,485,000
VIRGINIA — 3.5%
Norfolk Virginia, IDA, TECP
0.13%, 9/18/13	8,500,000	8,500,000
University of Virginia, TECP
0.11%, 10/3/13	12,750,000	12,750,000
University of Virginia, TECP
0.13%, 9/5/13	10,000,000	10,000,000
		31,250,000
WASHINGTON — 3.7%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.10%, 8/1/13 (A)	800,000	800,000
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.09%, 8/1/13 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/1/13 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/1/13 (A)(B)	6,200,000	6,200,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 8/1/13 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.07%, 8/7/13 (A)	1,525,000	1,525,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/1/13 (A)(B)	2,000,000	2,000,000
Washington State, HFC, Oxford Square Apartments Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.10%, 8/1/13 (A)	2,250,000	2,250,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/1/13 (A)(B)	4,620,000	4,620,000
		33,180,000
WISCONSIN — 3.6%
Wisconsin State, TECP
0.08%, 9/4/13	18,000,000	18,000,000
Wisconsin State, TECP, (LOC: BNY Mellon)
0.08%, 9/3/13	14,200,000	14,200,000
		32,200,000
WYOMING — 1.4%
Wyoming State, Student Loan Corp., Ser A-2, RB, (LOC: Royal Bank of Canada)
0.06%, 8/1/13 (A)	12,450,000	12,450,000

TOTAL MUNICIPAL OBLIGATIONS		855,987,786

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Freddie Mac, MFC, Ser M001, Cl A, AMT, RB
0.12%, 8/1/13 (B)	$18,800,180	$18,800,180
Freddie Mac, MFC, Ser M002, AMT, RB
0.12%, 8/1/13 (B)	19,309,782	19,309,782
Freddie Mac, MFC, Ser M008, AMT, RB
0.12%, 8/1/13 (B)(C)	9,643,013	9,643,012

TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		47,752,974

TOTAL INVESTMENTS
(Cost $903,740,760)†— 101.0%		903,740,760
OTHER ASSETS AND LIABILITIES, NET — (1.0)%		(8,653,302)
NET ASSETS — 100.0%		$895,087,458

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to $22,643,012 or 2.53% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
Cl — Class
DFA — Development Finance Authority
EFA — Educational Facilities Authority
GO — General Obligation
HDA — Housing Development Authority
HDC — Housing Development Corp.
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Agency
HFC — Housing Finance Commission
IDA — Industrial Development Authority
IDC — Industrial Development Corp.
IDRB — Industrial Development Revenue Bond
LIQ — Liquidity Agreement
LLC — Limited Liability Company
LOC — Letter of Credit
MFC — Multi-Family Certificates
MFH — Multi-Family Housing
MTA — Metropolitan Transportation Authority
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
TCLF — Temporary Credit Liquidity Facility
TECP — Tax Exempt Commercial Paper
TRAN — Tax & Revenue Anticipation Note

As of July 31, 2013, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 89.1%
CALIFORNIA — 89.1%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/1/13 (A)(B)	$6,600,000	$6,600,000
California Municipal Finance Authority, Exxon Mobile Project, AMT, RB
0.04%, 8/1/13 (B)	5,500,000	5,500,000
California Pollution Control Financing Authority, Exxon Mobile Project, AMT, RB
0.04%, 8/1/13 (B)	11,495,000	11,495,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.04%, 8/1/13 (B)	16,800,000	16,800,000
California State, EFA, TECP
0.14%, 8/8/13	20,000,000	20,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/7/13 (B)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/7/13 (B)	5,100,000	5,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.05%, 8/7/13 (B)	6,725,000	6,725,000
0.03%, 8/7/13 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.04%, 8/1/13 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.03%, 8/7/13 (B)	9,510,000	9,510,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.05%, 8/1/13 (B)	275,000	275,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.05%, 8/1/13 (B)	3,000,000	3,000,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 8/7/13 (B)	4,000,000	4,000,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.05%, 8/7/13 (B)	17,000,000	17,000,000
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.03%, 8/7/13 (A)(B)	565,000	565,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (A)(B)	2,300,000	2,300,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (A)(B)	3,000,000	3,000,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/7/13 (B)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 8/1/13 (B)	2,700,000	2,700,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.03%, 8/1/13 (B)	3,000,000	3,000,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.03%, 8/1/13 (B)	2,090,000	2,090,000
California State, MFA, Goodwill Industries-Orange County, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 8/1/13 (B)	945,000	945,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 8/1/13 (B)	2,500,000	2,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 8/1/13 (B)	1,200,000	1,200,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/1/13 (B)	2,200,000	2,200,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/1/13 (B)	1,200,000	1,200,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/1/13 (B)	6,100,000	6,100,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.04%, 8/1/13 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/1/13 (A)(B)	9,600,000	9,600,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.06%, 8/1/13 (B)	$2,605,000	$2,605,000
California Statewide, Community Development Authority, Oakmont Chino Hills, Ser P, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/1/13 (A)(B)	5,000,000	5,000,000
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/1/13 (A)(B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.03%, 8/1/13 (B)	5,000,000	5,000,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.03%, 8/1/13 (B)	2,000,000	2,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.05%, 8/1/13 (B)	16,500,000	16,500,000
Duarte Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.04%, 8/1/13 (B)	5,000,000	5,000,000
Duarte Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.04%, 8/1/13 (B)	7,000,000	7,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.04%, 8/1/13 (B)	2,500,000	2,500,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/1/13 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/1/13 (A)(B)	7,200,000	7,200,000
Long Beach, TECP
0.15%, 8/13/13	2,000,000	2,000,000
Los Angeles County, Ser A, TRAN
2.00%, 2/28/14	16,000,000	16,168,800
Los Angeles County, TECP
0.11%, 10/10/13	1,600,000	1,600,000
Port of Oakland, TECP
0.09%, 11/7/13	7,133,000	7,133,000
San Diego County, COP, (LOC: Northern Trust Company)
0.05%, 8/1/13 (B)	2,350,000	2,350,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/7/13 (B)	6,900,000	6,900,000
Santa Clara County, El Camino Hospital Facilities Authority, Valley Medical Center Project, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 8/6/13 (B)	9,350,000	9,350,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/7/13 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.06%, 8/1/13 (B)	1,400,000	1,400,000
Santa Clara County, TECP
0.10%, 8/15/13	3,000,000	3,000,000
Santa Cruz County, Housing Authority, Paloma Del Mar Apartments Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/7/13 (B)	7,700,000	7,700,000
Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 8/7/13 (B)	5,000,000	5,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/7/13 (B)	7,300,000	7,300,000

TOTAL MUNICIPAL OBLIGATIONS		309,773,800

TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Freddie Mac, MFC, Ser M001, Cl A, AMT, RB
0.12%, 8/1/13 (A)(B)	17,611,069	17,611,069
Freddie Mac, MFC, Ser M007, Cl A, AMT, RB
0.12%, 8/1/13 (A)(B)	9,708,966	9,708,966
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		27,320,035

COMMERCIAL PAPER — 2.3%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 2.3%
California State, Health Facilities Financing Authority
0.15%, 12/5/13	2,150,000	2,150,000
University of California
0.07%, 12/5/13	5,901,000	5,901,000
TOTAL COMMERCIAL PAPER		8,051,000

TOTAL INVESTMENTS
(Cost $345,144,835)†— 99.2%		345,144,835
OTHER ASSETS AND LIABILITIES, NET — 0.8%		2,656,904
NET ASSETS — 100.0%		$347,801,739

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.

ABAG — Association of Bay Area Government
AMT — Alternative Minimum Tax
Cl — Class
COP — Certificate of Participation
EFA — Educational Facilities Authority
GO — General Obligation
HFA — Housing Finance Agency
LIQ — Liquidity Agreement
LOC — Letter of Credit
MFA — Municipal Finance Authority
MFC — Multi-Family Certificates
MFH — Multi-Family Housing
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TCLF — Temporary Credit Liquidity Facility
TECP — Tax Exempt Commercial Paper
TRAN — Tax & Revenue Anticipation Note

As of July 31, 2013, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.6%
NEW YORK — 99.6%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/1/13 (A)(B)	$5,020,000	$5,020,000
Dutchess County, Industrial Development Agency, Marist College, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 8/1/13 (B)	1,400,000	1,400,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.11%, 8/1/13 (B)	1,915,000	1,915,000
Long Island, Power Authority, Ser 1B, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/1/13 (B)	4,500,000	4,500,000
Long Island, Power Authority, TECP
0.10%, 8/15/13	2,831,000	2,831,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.05%, 8/7/13 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/2/13 (B)	5,000,000	5,000,000
New York City, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.05%, 8/7/13 (A)(B)	7,400,000	7,400,000
New York City, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (A)(B)	7,800,000	7,800,000
New York City, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (A)(B)	5,000,000	5,000,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/7/13 (B)	2,490,000	2,490,000
New York City, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 8/1/13 (B)	1,400,000	1,400,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.05%, 8/1/13 (B)	1,340,000	1,340,000
New York City, Municipal Water Finance Authority, Ser B-4, RB
0.04%, 8/1/13 (B)	4,000,000	4,000,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.02%, 8/1/13 (B)	1,000,000	1,000,000
New York City, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.05%, 8/1/13 (B)	800,000	800,000
New York City, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 8/7/13 (B)	2,800,000	2,800,000
New York City, Transitional Future Tax Secured, Ser A-6, RB
0.05%, 8/1/13 (B)	2,700,000	2,700,000
New York City, Trust for Cultural Resources, Lincoln Center Arts Project, Ser B-1, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/7/13 (B)	7,500,000	7,500,000
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.05%, 8/1/13 (B)	800,000	800,000
New York Liberty Development Corp., World Trade Center Project, RB
0.23%, 3/19/14 (B)	7,000,000	7,000,000
New York State, Dormitory Authority, Columbia University, Ser A, RB
0.04%, 8/7/13 (B)	6,500,000	6,500,000
New York State, Dormitory Authority, Rockefeller University, Ser B, RB
0.04%, 8/1/13 (B)	7,525,000	7,525,000
New York State, Dormitory Authority, TECP
0.15%, 9/12/13	5,500,000	5,500,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 8/7/13 (B)	7,500,000	7,500,000
New York State, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (A)(B)	2,000,000	2,000,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (A)(B)	3,000,000	3,000,000
New York State, HFA, 240 East 39th Street Project, AMT, RB, (LOC: Freddie Mac)
0.05%, 8/7/13 (A)(B)	1,000,000	1,000,000
New York State, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.05%, 8/7/13 (A)(B)	6,300,000	6,300,000
New York State, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.05%, 8/7/13 (A)(B)	2,050,000	2,050,000
New York State, HFA, 80 Dekalb Avenue Project, Ser A, RB, (LOC: Wachovia Bank, N.A.)
0.04%, 8/7/13 (B)	8,040,000	8,040,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York State, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.04%, 8/7/13 (A)(B)	$5,000,000	$5,000,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.04%, 8/7/13 (B)	7,900,000	7,900,000
New York State, HFA, Gotham West Housing Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 8/7/13 (B)	1,200,000	1,200,000
New York State, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 8/7/13 (A)(B)	3,000,000	3,000,000
New York State, Power Authority, GO, (LIQ: Bank of Nova Scotia)
0.17%, 9/1/13 (B)	6,000,000	6,000,000
New York State, Power Authority, TECP
0.11%, 10/10/13	6,400,000	6,400,000
Port Authority of New York and New Jersey, TECP
0.16%, 9/5/13	2,000,000	2,000,000
0.11%, 10/24/13	7,020,000	7,020,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.03%, 8/1/13 (B)	4,475,000	4,475,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 8/7/13 (B)	4,335,000	4,335,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.04%, 8/7/13 (B)	3,855,000	3,855,000
TOTAL MUNICIPAL OBLIGATIONS
(Cost $173,696,000)†— 99.6%		173,696,000
OTHER ASSETS AND LIABILITIES, NET — 0.4%		713,594
NET ASSETS — 100.0%		$174,409,594

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
GO — General Obligation
HDC — Housing Development Corporation
HFA — Housing Finance Agency
LIQ — Liquidity Agreement
LOC — Letter of Credit
N.A. — National Association
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2013, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 44.2%
BANKS — 8.2%
Australia & New Zealand Banking Group
0.18%, 8/13/13 (A) (B)	$1,000,000	$999,940
0.15%, 9/10/13 (A) (B)	2,000,000	1,999,667
Bank of Nova Scotia
0.14%, 8/29/13 (A)	1,500,000	1,499,837
Caisse Centrale Desjardins du Quebec
0.18%, 8/26/13 (A) (B)	500,000	499,937
0.23%, 9/13/13 (A) (B)	1,500,000	1,499,588
0.18%, 10/15/13 (A) (B)	1,000,000	999,625
Commonwealth Bank of Australia
0.16%, 9/3/13 (A) (B)	1,500,000	1,499,876
0.17%, 9/16/13 (A) (B)	1,000,000	999,789
0.20%, 12/5/13 (A) (B)	1,000,000	999,300
		10,997,559
DOMESTIC/FOREIGN BANK SUPPORTED — 3.4%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.13%, 9/24/13 (A) (B)	1,000,000	999,805
0.15%, 10/16/13 (A) (B)	1,000,000	999,683
0.15%, 10/25/13 (A) (B)	1,500,000	1,499,469
0.16%, 12/3/13 (A) (B)	1,000,000	999,449
		4,498,406
INDUSTRIAL & OTHER COMMERCIAL PAPER — 32.6%
Board of Trustees of The Leland Stanford Junior University
0.09%, 8/20/13 (A)	2,000,000	1,999,905
0.09%, 8/26/13 (A)	1,000,000	999,938
Colgate-Palmolive
0.04%, 8/30/13 (A) (B)	1,000,000	999,968
Dean Health Systems
0.16%, 8/6/13 (A)	2,000,000	1,999,956
General Electric Capital
0.13%, 10/17/13 (A)	1,000,000	999,722
0.15%, 11/21/13 (A)	1,000,000	999,533
Merck
0.10%, 8/19/13 (A) (B)	2,000,000	1,999,900
0.12%, 9/19/13 (A) (B)	2,000,000	1,999,673
National Australia Funding Delaware
0.16%, 8/21/13 (A) (B)	1,000,000	999,914
0.15%, 10/23/13 (A) (B)	1,000,000	999,666
Old Line Funding
0.21%, 8/9/13 (A) (B)	1,000,000	999,953
President and Fellows of Harvard College
0.12%, 9/12/13 (A)	1,144,000	1,143,840
Princeton University
0.08%, 8/15/13	2,000,000	2,000,000
Procter & Gamble
0.09%, 8/8/13 (A) (B)	2,000,000	1,999,965
0.10%, 8/26/13 (A) (B)	1,000,000	999,931
0.09%, 9/5/13 (A) (B)	1,000,000	999,913
0.09%, 9/18/13 (A) (B)	1,000,000	999,880
Province of British Columbia Canada
0.09%, 9/9/13 (A)	1,000,000	999,902
0.13%, 1/23/14 (A)	2,000,000	1,998,736
Province of Ontario Canada
0.12%, 8/27/13 (A)	1,000,000	999,913
0.11%, 10/10/13 (A)	486,000	485,896
Province of Quebec Canada
0.15%, 8/20/13 (A) (B)	1,000,000	999,921
PSP Capital
0.11%, 8/16/13 (A) (B)	1,000,000	999,954
0.13%, 8/21/13 (A) (B)	1,000,000	999,928
0.11%, 9/18/13 (A) (B)	2,000,000	1,999,707
0.13%, 10/15/13 (A) (B)	1,000,000	999,729
Trinity Health
0.12%, 8/19/13 (A)	1,000,000	999,940
0.13%, 8/20/13 (A)	1,000,000	999,931
0.14%, 9/16/13 (A)	1,000,000	999,821
University of California
0.08%, 8/15/13 (A)	1,000,000	999,969
0.14%, 9/17/13 (A)	2,000,000	1,999,634
Yale University
0.18%, 8/14/13 (A)	1,000,000	999,935
0.15%, 9/5/13 (A)	1,000,000	999,854
0.14%, 9/9/13 (A)	1,750,000	1,749,735
		43,374,162
TOTAL COMMERCIAL PAPER		58,870,127
MUNICIPAL OBLIGATIONS — 23.6%
Board of Trustees of Michigan State University, TECP
0.13%, 9/11/13	800,000	800,000
0.11%, 9/11/13	1,000,000	1,000,000
0.14%, 10/7/13	2,000,000	2,000,000
California State, EFA, TECP
0.07%, 8/16/13	2,000,000	2,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/7/13 (C)	3,000,000	3,000,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, Ser B, AMT, RB
0.05%, 8/1/13 (C)	1,855,000	1,855,000
Metropolitan Atlanta Rapid Transit Authority, TECP, (LOC: BNY Mellon)
0.06%, 8/1/13	1,000,000	1,000,000
New York State, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 8/7/13 (C)	500,000	500,000
Norfolk Virginia, IDA, TECP
0.13%, 9/18/13	1,000,000	1,000,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 8/7/13 (C)	2,000,000	2,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 8/7/13 (C)	3,000,000	3,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/7/13 (C)	300,000	300,000
University of California, Ser Z-2, RB
0.13%, 8/1/13 (C)	1,000,000	1,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas Permanent University Funding System, TECP
0.10%, 8/20/13	$1,000,000	$1,000,000
0.12%, 10/2/13	1,000,000	1,000,000
0.12%, 10/3/13	2,000,000	2,000,000
0.14%, 1/3/14	1,000,000	1,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.05%, 8/1/13 (C)	4,980,000	4,980,000
Wisconsin State, TECP
0.15%, 9/4/13	2,000,000	2,000,000
TOTAL MUNICIPAL OBLIGATIONS		31,435,000
CERTIFICATES OF DEPOSIT — 6.0%
Australia & New Zealand Banking Group, NY
0.17%, 1/27/14	1,000,000	1,000,000
Bank of Montreal, IL
0.17%, 8/15/13	1,500,000	1,500,000
0.16%, 8/16/13	2,000,000	2,000,000
0.16%, 9/6/13	1,000,000	1,000,000
Commonwealth Bank of Australia, NY
0.23%, 12/27/13	1,500,000	1,500,000
National Australia Bank
0.16%, 9/20/13	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		8,000,000
CORPORATE OBLIGATIONS — 4.4%
BANKS — 4.1%
Bank of New York Mellon MTN
5.13%, 8/27/13	825,000	827,826
4.30%, 5/15/14	500,000	515,874
Bank of Nova Scotia
2.38%, 12/17/13	635,000	640,122
Inter-American Development Bank
0.10%, 8/15/13	2,000,000	2,000,035
Wachovia MTN
5.70%, 8/1/13	460,000	460,000
Westpac Banking
1.85%, 12/9/13	1,000,000	1,005,733
		5,449,590
INDUSTRIALS — 0.3%
Wyeth
5.50%, 2/1/14	400,000	410,497

TOTAL CORPORATE OBLIGATIONS		5,860,087
REPURCHASE AGREEMENTS — 22.9%
Counterparty: Bank of Montreal
0.050% dated 7/31/13, due 8/1/13
in the amount of $13,460,019, fully collateralized by a $14,039,300 U.S. Treasury obligation, coupon 0.625%, maturity 11/30/17, value $13,729,265	13,460,000	13,460,000
Counterparty: Bank of Nova Scotia
0.080% dated 7/31/13, due 8/1/13
in the amount of $16,000,036, fully collateralized by a $15,656,000 U.S. Treasury obligation, coupon 2.125%, maturity 12/31/15, value $16,320,051	16,000,000	16,000,000
Counterparty: RBC Capital Markets
0.040% dated 7/31/13, due 8/1/13
in the amount of $1,000,001, fully collateralized by a $1,020,200 U.S. Treasury obligation, coupon 0.000%, maturity 11/7/13, value $1,020,087	1,000,000	1,000,000
TOTAL REPURCHASE AGREEMENTS		30,460,000

TOTAL INVESTMENTS
(Cost $134,625,214) † — 101.1%		134,625,214
OTHER ASSETS AND LIABILITIES, NET — (1.1)%		(1,448,692)
NET ASSETS — 100.0%		$133,176,522

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to $32,994,130 or 24.77% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2013. Date shown is the date on which the Fund can unconditionally demand payment.

AMT — Alternative Minimum Tax
EFA — Educational Facilities Authority
GTY — Guarantee
IDA — Industrial Development Authority
IDC — Industrial Development Corp.
LOC — Letter of Credit
MTN — Medium Term Note
N.A. — National Association
RB — Revenue Bond
Ser — Series
SLA — Student Loan Authority
TECP — Tax Exempt Commercial Paper

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 96.7%
ALASKA — 0.8%
Valdez, Marine Terminal, Exxon Pipeline Project
0.05%, 8/1/13 (A)	$500,000	$500,000

CALIFORNIA — 7.8%
California State, EFA, TECP
0.14%, 8/8/13	2,000,000	2,000,000
California State, HFA, MFH Project, RB, (LOC: Fannie Mae)
0.03%, 8/7/13 (A) (B)	1,000,000	1,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.04%, 8/1/13 (A)	700,000	700,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/7/13 (A)	1,000,000	1,000,000
		4,700,000
CONNECTICUT — 4.2%
Connecticut State, HEFA, TECP
0.07%, 9/12/13	2,500,000	2,500,000

GEORGIA — 5.8%
Metropolitan Atlanta Rapid Transit Authority, TECP, (LOC: BNY Mellon)
0.06%, 8/1/13	2,000,000	2,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.05%, 8/7/13 (A)	1,500,000	1,500,000
		3,500,000
IDAHO — 1.7%
Idaho State, TRAN
2.00%, 6/30/14	1,000,000	1,016,476

ILLINOIS — 6.7%
Illinois State, EFA, TECP
0.18%, 9/12/13	2,500,000	2,500,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.05%, 8/1/13 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/7/13 (A)	500,000	500,000
Illinois State, Finance Authority, Sub-Ser, RB
0.05%, 8/7/13 (A)	600,000	600,000
		4,050,000
INDIANA — 0.5%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.05%, 8/1/13 (A)	300,000	300,000

IOWA — 1.6%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/1/13 (A)	975,000	975,000

KENTUCKY — 0.8%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 8/14/13 (A)	500,000	500,000

MARYLAND — 4.2%
Johns Hopkins University, TECP
0.08%, 8/20/13	2,500,000	2,500,000

MASSACHUSETTS — 5.0%
Massachusetts State, HEFA, TECP
0.05%, 8/2/13	700,000	700,000
0.04%, 8/15/13	2,300,000	2,300,000
		3,000,000
MICHIGAN — 4.5%
Board of Trustees of Michigan State University, TECP
0.12%, 10/1/13	1,000,000	1,000,000
Michigan State, HFA, TECP
0.09%, 8/5/13	1,000,000	1,000,000
University of Michigan, Ser D-1, RB
0.01%, 8/1/13 (A)	700,000	700,000
		2,700,000
MINNESOTA — 1.7%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.06%, 8/1/13 (A)	1,000,000	1,000,000

MISSOURI — 1.7%
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/7/13 (A)	995,000	995,000

NEW MEXICO — 1.7%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/1/13 (A)	1,050,000	1,050,000

NEW YORK — 17.7%
Long Island, Power Authority, Sub-Ser 1B-RMKT, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/1/13 (A)	400,000	400,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.05%, 8/1/13 (A)	500,000	500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York City, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.05%, 8/1/13 (A)	$1,250,000	$1,250,000
New York Liberty Development, World Trade Center Project, RB
0.23%, 3/19/14 (A)	2,000,000	2,000,000
New York State, Dormitory Authority, TECP
0.15%, 9/12/13	1,000,000	1,000,000
New York State, HFA, Ser A-2, RB
0.03%, 8/7/13 (A)	1,200,000	1,200,000
New York State, Power Authority, TECP
0.11%, 10/10/13	2,000,000	2,000,000
Port Authority of New York and New Jersey, TECP
0.16%, 9/5/13	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.05%, 8/1/13 (A)	300,000	300,000
		10,650,000
PENNSYLVANIA — 1.7%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	1,000,000	1,000,000

TEXAS — 9.2%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 8/1/13 (A) (C)	1,000,000	1,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 8/1/13 (A)	650,000	650,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, Ser B, AMT, RB
0.05%, 8/1/13 (A)	2,000,000	2,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.05%, 8/7/13 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 8/7/13 (A)	400,000	400,000
Tarrant County, Cultural Education Facilities Finance, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 8/7/13 (A)	1,000,000	1,000,000
		5,550,000
UTAH — 2.7%
Utah State, Housing, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.08%, 8/1/13 (A)	1,600,000	1,600,000
VIRGINIA — 7.0%
Norfolk Virginia, IDA, TECP
0.13%, 9/18/13	2,000,000	2,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.10%, 8/7/13 (A) (B)	200,000	200,000
University of Virginia, TECP
0.11%, 10/3/13	2,000,000	2,000,000
		4,200,000
WASHINGTON — 3.3%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.09%, 8/1/13 (A)	555,000	555,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/1/13 (A) (B)	600,000	600,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: Bank of America)
0.07%, 8/7/13 (A)	800,000	800,000
		1,955,000
WISCONSIN — 4.7%
Wisconsin State, TECP
0.08%, 9/4/13	2,000,000	2,000,000
Wisconsin State, TECP, (LOC: BNY Mellon)
0.08%, 9/3/13	800,000	800,000
		2,800,000
WYOMING — 1.7%
Lincoln County, Pacificorp. Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 8/7/13 (A)	1,000,000	1,000,000

TOTAL MUNICIPAL OBLIGATIONS		58,041,476
COMMERCIAL PAPER — 3.3%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 3.3%
University of Texas System
0.09%, 9/3/13	2,000,000	2,000,000

TOTAL COMMERCIAL PAPER		2,000,000

TOTAL INVESTMENTS
(Cost $60,041,476) † — 100.0%		60,041,476
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(5,217)
NET ASSETS — 100.0%		$60,036,259

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
July 31, 2013 (unaudited)

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2013. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to $1,000,000 or 1.67% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
EFA — Educational Facilities Authority
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Agency
HFC — Housing Finance Commission
IDA — Industrial Development Authority
IDC — Industrial Development Corp.
LIQ — Liquidity Agreement
LOC — Letter of Credit
MFH — Multi-Family Housing
N.A. — National Association
RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TECP — Tax Exempt Commercial Paper
TRAN — Tax & Revenue Anticipation Note

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 51.5%
FANNIE MAE — 4.4%
1.00%, 9/23/13 (A)	$25,000,000	$25,032,868
1.25%, 2/27/14 (A)	25,000,000	25,160,584
		50,193,452
FANNIE MAE, DISCOUNT NOTE — 16.1%
0.07%, 8/15/13 (A) (B)	35,000,000	34,999,047
0.06%, 10/10/13 (A) (B)	30,000,000	29,996,500
0.04%, 10/16/13 (A) (B)	70,000,000	69,993,561
0.08%, 11/1/13 (A) (B)	40,000,000	39,991,822
0.08%, 1/22/14 (A) (B)	8,000,000	7,996,907
		182,977,837
FEDERAL FARM CREDIT BANK — 0.9%
0.26%, 3/4/14	9,900,000	9,906,307

FEDERAL HOME LOAN BANK — 16.0%
0.07%, 8/16/13 (B)	45,000,000	44,998,740
0.25%, 9/6/13	37,500,000	37,506,656
4.50%, 9/16/13	6,150,000	6,183,736
0.04%, 9/25/13 (B)	25,000,000	24,998,663
0.10%, 11/1/13	25,000,000	24,998,574
0.38%, 11/27/13	32,500,000	32,529,988
0.88%, 12/27/13	10,000,000	10,030,773
		181,247,130
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 2.9%
0.07%, 9/18/13 (B)	13,000,000	12,998,873
0.09%, 9/20/13 (B)	20,000,000	19,997,500
		32,996,373
FREDDIE MAC — 6.8%
4.13%, 9/27/13 (A)	49,885,000	50,196,278
0.38%, 11/27/13 (A)	3,985,000	3,988,546
0.63%, 12/23/13 (A)	22,500,000	22,546,615
		76,731,439
FREDDIE MAC, DISCOUNT NOTE — 4.4%
0.06%, 8/19/13 (A) (B)	25,000,000	24,999,250
0.06%, 8/28/13 (A) (B)	25,000,000	24,998,969
		49,998,219
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		584,050,757
U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Bill
0.01%, 10/31/13	10,000,000	9,999,242

TOTAL U.S. TREASURY OBLIGATION		9,999,242
REPURCHASE AGREEMENTS — 48.4%
Counterparty: Bank of Montreal
0.050% dated 7/31/13, due 8/1/13
in the amount of $213,721,297, fully collateralized by various U.S. Treasury obligations, par value $4,818,800 - $30,200,000, coupon range 0.000% - 4.625%, maturity range 8/22/13 - 11/15/41, value $217,995,455	213,721,000	213,721,000
Counterparty: Bank of Nova Scotia
0.080% dated 7/31/13, due 8/1/13
in the amount of $275,000,611, fully collateralized by a $269,087,300 U.S. Treasury obligation, coupon 2.125%, maturity 12/31/15, value $280,500,660	275,000,000	275,000,000
Counterparty: RBC Capital Markets
0.040% dated 7/31/13, due 8/1/13
in the amount of $60,000,067, fully collateralized by various U.S. Treasury obligations, par value $15,829,000 - $45,349,500, coupon range 0.250% - 0.875%, maturity range 8/15/15 - 12/31/16, value $61,200,100	60,000,000	60,000,000
TOTAL REPURCHASE AGREEMENTS		548,721,000

TOTAL INVESTMENTS
(Cost $1,142,770,999) † — 100.8%		1,142,770,999
OTHER ASSETS AND LIABILITIES, NET — (0.8)%		(8,918,205)
NET ASSETS — 100.0%		$1,133,852,794

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 68.9%
U.S. Treasury Bills
0.03%, 8/1/13 (A)	$40,000,000	$40,000,000
0.03%, 8/22/13 (A)	30,000,000	29,999,431
0.04%, 9/5/13 (A)	25,000,000	24,999,028
0.09%, 10/3/13 (A)	40,000,000	39,993,560
0.01%, 10/31/13	40,000,000	39,996,967
0.08%, 11/14/13 (A)	25,000,000	24,994,531
0.07%, 12/19/13 (A)	30,000,000	29,992,358
		229,975,875
U.S. Treasury Note
3.13%, 9/30/13	30,000,000	30,150,896
TOTAL U.S. TREASURY OBLIGATIONS		260,126,771
REPURCHASE AGREEMENTS — 41.6%
Counterparty: Bank of Montreal
0.050% dated 7/31/13, due 8/1/13
in the amount of $27,053,038, fully collateralized by various U.S. Treasury obligations, par value $10,360,900 - $17,786,900, coupon 0.625%, maturity range 8/31/17 - 11/30/17, value $27,594,138	27,053,000	27,053,000
Counterparty: Bank of Nova Scotia
0.070% dated 7/31/13, due 8/1/13
in the amount of $80,000,156, fully collateralized by various U.S. Treasury obligations, par value $10,000,000 - $46,674,100, coupon range 0.250% - 1.375%, maturity range 4/30/14 - 5/31/20, value $81,600,174	80,000,000	80,000,000
Counterparty: RBC Capital Markets
0.040% dated 7/31/13, due 8/1/13
in the amount of $50,000,056, fully collateralized by various U.S. Treasury obligations, par value $1,143,700 - $49,411,300, coupon range 0.875% - 1.000%, maturity range 5/15/14 - 12/31/16, value $51,000,063	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		157,053,000

TOTAL INVESTMENTS
(Cost $417,179,771 ) † — 110.5%		417,179,771
OTHER ASSETS AND LIABILITIES, NET — (10.5)%		(39,707,475)
NET ASSETS — 100.0%		$377,472,296

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 65.0%
BANKS — 26.0%
Bank of America
5.38%, 6/15/14	$650,000	$678,062
4.50%, 4/1/15	750,000	788,172
0.53%, 10/14/16 (A)	250,000	244,677
Bank of America MTN
7.38%, 5/15/14	1,534,000	1,610,930
Bank of Montreal MTN
1.45%, 4/9/18	125,000	121,499
0.80%, 11/6/15	935,000	933,356
Bank of New York Mellon
0.70%, 10/23/15	250,000	249,676
Bank of New York Mellon MTN
2.95%, 6/18/15	248,000	257,972
Bank of Nova Scotia
3.40%, 1/22/15	1,000,000	1,040,016
2.15%, 8/3/16 (B)	430,000	443,846
1.85%, 1/12/15	210,000	213,539
Citigroup
6.38%, 8/12/14	1,000,000	1,054,285
2.25%, 8/7/15	1,580,000	1,610,284
1.70%, 7/25/16	100,000	100,012
1.30%, 4/1/16	750,000	744,061
Commonwealth Bank of Australia
3.75%, 10/15/14 (B)	760,000	788,920
JPMorgan Chase
3.70%, 1/20/15	955,000	992,817
3.40%, 6/24/15	415,000	433,490
3.15%, 7/5/16	500,000	524,396
1.10%, 10/15/15	500,000	499,794
National Australia Bank
2.75%, 3/9/17	560,000	578,407
Nordea Bank
1.75%, 10/4/13 (B)	375,000	375,938
PNC Bank
0.80%, 1/28/16	300,000	301,077
Royal Bank of Canada
1.15%, 3/13/15	900,000	907,479
State Street
2.88%, 3/7/16	185,000	194,009
UBS
2.25%, 8/12/13	228,000	228,073
US Bancorp MTN
2.20%, 11/15/16	500,000	514,885
1.38%, 9/13/13	365,000	365,140
Wells Fargo
3.75%, 10/1/14	810,000	838,675
1.50%, 7/1/15	1,375,000	1,392,145
0.89%, 4/23/18 (A)	300,000	300,010
Wells Fargo Bank
0.75%, 7/20/15	225,000	224,830
Westpac Banking
2.45%, 11/28/16 (B)	220,000	228,228
		19,778,700
CONSUMER DISCRETIONARY — 6.1%
Anheuser-Busch InBev Worldwide
5.38%, 11/15/14	1,480,000	1,568,258
0.80%, 7/15/15	200,000	200,583
Comcast
5.90%, 3/15/16	490,000	551,105
5.85%, 11/15/15	450,000	500,222
Diageo Capital PLC
7.38%, 1/15/14	575,000	592,423
Discovery Communications
3.70%, 6/1/15	795,000	834,264
Home Depot
5.40%, 3/1/16	350,000	389,523
		4,636,378
CONSUMER STAPLES — 3.6%
Coca-Cola
1.80%, 9/1/16	575,000	589,488
CVS Caremark
5.75%, 6/1/17	170,000	196,112
4.88%, 9/15/14	977,000	1,023,302
SABMiller Holdings
2.45%, 1/15/17 (B)	690,000	707,458
1.85%, 1/15/15 (B)	250,000	253,549
		2,769,909
ENERGY — 5.9%
Apache
6.00%, 9/15/13	675,000	678,999
Enbridge
5.80%, 6/15/14	1,050,000	1,094,961
Enterprise Products Operating
9.75%, 1/31/14	546,000	569,691
6.30%, 9/15/17	375,000	439,196
1.25%, 8/13/15	750,000	754,663
Husky Energy
5.90%, 6/15/14	170,000	177,407
Occidental Petroleum
2.50%, 2/1/16	353,000	366,023
Shell International Finance
0.63%, 12/4/15	380,000	380,053
		4,460,993
FINANCIALS — 7.8%
Berkshire Hathaway
0.80%, 2/11/16	150,000	150,240
Caterpillar Financial Services MTN
6.20%, 9/30/13	281,000	283,484
ERP Operating
5.13%, 3/15/16 ‡	730,000	803,516
General Electric Capital
2.15%, 1/9/15	200,000	204,173
General Electric Capital MTN
1.03%, 8/11/15 (A)	2,300,000	2,306,900
1.00%, 1/8/16	500,000	499,097
Metropolitan Life Global Funding I
1.70%, 6/29/15 (B)	380,000	385,938
Simon Property Group
4.20%, 2/1/15 ‡	1,253,000	1,306,555
		5,939,903
GAS TRANSMISSION — 3.4%
Kinder Morgan Energy Partners
5.13%, 11/15/14	1,598,000	1,683,164
TransCanada PipeLines
3.40%, 6/1/15	825,000	864,197
		2,547,361

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE — 0.6%
Baxter International
5.90%, 9/1/16	$390,000	$443,656

INDUSTRIAL — 5.7%
Cooper US
5.45%, 4/1/15	770,000	824,672
Daimler Finance
6.50%, 11/15/13	335,000	340,426
1.65%, 4/10/15 (B)	1,375,000	1,388,956
1.25%, 1/11/16 (B)	520,000	518,723
Norfolk Southern
5.75%, 1/15/16	250,000	278,117
5.26%, 9/17/14	510,000	535,221
Union Pacific
5.13%, 2/15/14	350,000	357,996
4.88%, 1/15/15	120,000	126,867
		4,370,978
MATERIALS — 0.7%
Dow Chemical
2.50%, 2/15/16	250,000	258,983
EI du Pont de Nemours
3.25%, 1/15/15	250,000	259,573
		518,556
TELECOMMUNICATION SERVICES — 4.2%
AT&T
5.10%, 9/15/14	680,000	714,152
0.80%, 12/1/15	350,000	349,205
Cellco Partnership
5.55%, 2/1/14	895,000	915,692
Rogers Communications
7.50%, 3/15/15	559,000	617,024
Verizon Communications
2.00%, 11/1/16	615,000	629,679
		3,225,752
UTILITIES — 1.0%
Duke Energy Carolinas
1.75%, 12/15/16	309,000	315,860
Pacific Gas & Electric
6.25%, 12/1/13	430,000	437,922
		753,782
TOTAL CORPORATE OBLIGATIONS		49,445,968
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 15.9%
Fannie Mae, MBS Pools (C)
12.00%, 8/1/16 to 3/1/17	7,044	7,121
10.00%, 2/1/25	9,109	10,128
9.50%, 8/1/22	5,001	5,532
8.50%, 9/1/15	21,065	21,956
8.00%, 5/1/15 to 1/1/16	81,001	84,495
7.50%, 3/1/15 to 3/1/31	130,538	136,997
7.00%, 11/1/14 to 7/1/31	154,810	167,576
6.50%, 3/1/14 to 11/1/37	1,483,404	1,641,052
6.00%, 4/1/14 to 5/1/38	1,904,846	2,078,633
5.50%, 6/1/18 to 6/1/24	1,132,010	1,207,931
5.00%, 3/1/23	18,906	20,119
4.50%, 5/1/18 to 1/1/19	374,465	398,297
4.00%, 5/1/23	169,099	180,693
2.35%, 1/1/16 (A)	8,621	8,949
Freddie Mac, MBS Pools (C)
12.00%, 7/1/20	1,816	1,856
9.00%, 6/1/16 to 7/1/30	10,865	12,681
8.00%, 5/1/15 to 2/1/17	25,478	26,775
7.00%, 12/1/14 to 7/1/17	205,312	217,574
6.50%, 6/1/14 to 2/1/19	40,789	43,166
6.00%, 11/1/17 to 8/1/24	343,338	370,001
5.50%, 12/1/17 to 2/1/37	1,774,151	1,914,027
5.00%, 10/1/23	62,106	66,987
4.50%, 4/1/21 to 1/1/25	56,125	59,422
Ginnie Mae, MBS Pools
7.00%, 12/15/23 to 12/15/38	711,924	792,865
6.50%, 10/15/13 to 7/15/29	58,419	64,070
6.00%, 2/15/14 to 2/15/32	739,854	808,349
5.50%, 6/15/14 to 10/15/23	818,699	875,415
4.50%, 11/15/23 to 7/15/24	670,809	716,873
4.00%, 3/15/19	116,725	124,820
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		12,064,360
U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Notes
1.38%, 11/30/15	5,525,000	5,648,881
1.00%, 10/31/16	2,885,000	2,910,919
TOTAL U.S. TREASURY OBLIGATIONS		8,559,800
REGIONAL GOVERNMENT OBLIGATIONS — 2.7%
Province of New Brunswick Canada
6.75%, 8/15/13	860,000	861,548
Province of Nova Scotia Canada
2.38%, 7/21/15	670,000	691,574
Province of Quebec Canada
4.60%, 5/26/15	480,000	515,741

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,068,863
MUNICIPAL OBLIGATIONS — 1.6%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	121,734
Consolidated Edison Co. of New York
5.30%, 12/1/16	1,000,000	1,128,040
TOTAL MUNICIPAL OBLIGATIONS		1,249,774
REPURCHASE AGREEMENT — 1.5%
Counterparty: Bank of Nova Scotia
0.080% dated 7/31/13, due 8/1/13
in the amount of $1,149,003, fully collateralized by a $1,124,300 U.S. Treasury obligation, coupon 2.125%, maturity 12/31/15, value $1,171,987	1,149,000	1,149,000
TOTAL REPURCHASE AGREEMENT		1,149,000
TOTAL INVESTMENTS
(Cost $74,090,244 ) † — 98.0%		74,537,765
OTHER ASSETS AND LIABILITIES, NET — 2.0%		1,482,910
NET ASSETS — 100.0%		$76,020,675

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

July 31, 2013 (unaudited)

†	At July 31, 2013, the tax basis cost of the Fund's investments was $74,090,244 and the unrealized appreciation and depreciation were $620,723 and $(173,202), respectively.
(A)	Variable rate security. The rate shown is the current rate on July 31, 2013. Date shown represents the final maturity date.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to $5,091,556 or 6.70% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
‡	Real Estate Investment Trust

GO — General Obligation
MBS — Mortgage Backed Security
MTN — Medium Term Note
PLC — Public Limited Company

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ Kevin LeBlanc
Kevin LeBlanc President

Date: September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin LeBlanc
Kevin LeBlanc President

Date: September 23, 2013

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt Treasurer

Date: September 23, 2013

* Print the name and title of each signing officer under his or her signature.